Stock-based compensation - Summary of Stock based Compensation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock-based compensation
Stock-based compensation expense	$ 1,047,153	$ 272,124	$ 1,377,165	$ 1,110,874
Cancelled stock options
Stock-based compensation
Stock-based compensation expense	119,829	272,124	449,840	1,110,874
Restricted stock units
Stock-based compensation
Stock-based compensation expense	$ 927,324	$ 0	$ 927,325	$ 0	$ 1,300,000	$ 2,300,000